Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Real Estate Properties [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance	$ 11,565.1		$ 10,554.6
Total realized and unrealized gains (losses) included in changes in net assets	987.8		653.1
Purchases(1)	1,562.5	[1]	793.2	[1]
Sales	(976.4)		(435.8)
Settlements(2)		[2]		[2]
Balance	13,139.0		11,565.1
Real Estate Joint Ventures [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance	2,563.6		2,291.5
Total realized and unrealized gains (losses) included in changes in net assets	308.4		294.1
Purchases(1)	232.9	[1]	48.7	[1]
Settlements(2)	(82.8)	[2]	(70.7)	[2]
Balance	3,022.1		2,563.6
Limited Partnership [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance	362.0		339.8
Total realized and unrealized gains (losses) included in changes in net assets	28.9		31.9
Purchases(1)		[1]	3.2	[1]
Settlements(2)	(33.4)	[2]	(12.9)	[2]
Balance	357.5		362.0
Total Level 3 Investments [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance	14,490.7		13,185.9
Total realized and unrealized gains (losses) included in changes in net assets	1,325.1		979.1
Purchases(1)	1,795.4	[1]	845.1	[1]
Sales	(976.4)		(435.8)
Settlements(2)	(116.2)	[2]	(83.6)	[2]
Balance	16,518.6		14,490.7
Mortgage Loans Payable [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance	(2,279.1)		(2,282.6)
Total realized and unrealized gains (losses) included in changes in net assets	(64.9)		73.3
Purchases(1)	(252.5)	[1]	(900.0)	[1]
Settlements(2)	222.7	[2]	830.2	[2]
Balance	$ (2,373.8)		$ (2,279.1)

[1]	Includes purchases, contributions for joint ventures and limited partnerships, and capital expenditures.
[2]	Includes operating income for real estate joint ventures and limited partnerships, net of distributions and principal payments on mortgage loans payable.